Capital and financial risk management - Liquidity risk - Borrowings (Details) € in Millions, $ in Billions	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)
Borrowings
Principal amount		€ 22,628.0	€ 24,783.0
Minimum
Borrowings
Long-term borrowings maturity (in years)	1 year
Maximum
Borrowings
Long-term borrowings maturity (in years)	61 years
Revolving credit facility
Borrowings
Undrawn revolving credit facilities		7,800.0
Revolving credit facility | Maximum | US Dollar
Borrowings
Principal amount	$ 4.0	3,700.0
Revolving credit facility | Maximum | Euro
Borrowings
Principal amount			4,100.0
Committed bank facilities
Borrowings
Undrawn revolving credit facilities		€ 8.0	€ 8.0